Financial risk management - Maximum exposure to credit risk (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2023	Dec. 31, 2022
Maximum exposure to credit risk [Line Items]
Maximum exposure to credit risk		₩ 897,928,985	₩ 862,466,297
Due from banks and loans at amortized cost
Maximum exposure to credit risk [Line Items]
Maximum exposure to credit risk	[1],[2]	444,195,263	435,645,332
Due from banks and loans at amortized cost | Retail
Maximum exposure to credit risk [Line Items]
Maximum exposure to credit risk	[1],[2]	177,454,344	178,488,924
Due from banks and loans at amortized cost | Government/Public agency/Central bank
Maximum exposure to credit risk [Line Items]
Maximum exposure to credit risk	[1],[2]	21,981,065	15,534,834
Due from banks and loans at amortized cost | Corporations
Maximum exposure to credit risk [Line Items]
Maximum exposure to credit risk	[1],[2]	202,763,657	193,664,558
Deposits and loans at FVTPL
Maximum exposure to credit risk [Line Items]
Maximum exposure to credit risk	[1]	1,789,305	2,415,295
Deposits and loans at FVTPL | Corporations
Maximum exposure to credit risk [Line Items]
Maximum exposure to credit risk	[1]	1,550,565	2,280,081
Securities at FVTPL
Maximum exposure to credit risk [Line Items]
Maximum exposure to credit risk		65,575,798	55,235,273
Securities measured at FVOCI
Maximum exposure to credit risk [Line Items]
Maximum exposure to credit risk		88,637,000	83,796,575
Securities at amortized cost
Maximum exposure to credit risk [Line Items]
Maximum exposure to credit risk	[2]	35,686,487	33,371,198
Derivative assets
Maximum exposure to credit risk [Line Items]
Maximum exposure to credit risk		4,711,421	6,460,652
Other financial assets
Maximum exposure to credit risk [Line Items]
Maximum exposure to credit risk	[2],[3]	26,880,554	21,826,601
Guarantee contracts
Maximum exposure to credit risk [Line Items]
Maximum exposure to credit risk		18,374,287	18,226,546
Loan commitments and other credit liabilities
Maximum exposure to credit risk [Line Items]
Maximum exposure to credit risk		212,078,870	205,488,825
Banks | Due from banks and loans at amortized cost
Maximum exposure to credit risk [Line Items]
Maximum exposure to credit risk	[1],[2]	15,099,247	20,581,854
Banks | Deposits and loans at FVTPL
Maximum exposure to credit risk [Line Items]
Maximum exposure to credit risk	[1]	238,740	135,214
Card receivable | Due from banks and loans at amortized cost
Maximum exposure to credit risk [Line Items]
Maximum exposure to credit risk	[1],[2]	₩ 26,896,950	₩ 27,375,162

[1]	Classified as similar credit risk group based on calculation of the BIS ratio under new Basel Capital Accord (Basel III).
[2]	The maximum exposure amounts for due from banks, loans, securities at amortized cost and other financial assets at amortized cost are recorded as net of allowances.
[3]	Other financial assets mainly comprise of accounts receivable, accrued income, deposits, domestic exchange settlement debit and suspense payments.